December 31, 2024

BNY MELLON FUNDS TRUST

BNY Mellon Asset Allocation Fund
BNY Mellon Mid Cap Multi-Strategy Fund

Supplement to Current Prospectus

Effective January 1, 2025, the following information supersedes and replaces the information in the third paragraph in the section "Fund Summary – BNY Mellon Asset Allocation Fund – Portfolio Management" in the prospectus:

Michael Mongelluzzo is the fund's primary portfolio manager responsible for managing the portion of the fund's assets invested directly in large cap equity securities.  Mr. Mongelluzzo has been primary portfolio manager of the fund with respect to such portion of the fund's assets since December 2019.  Mr. Mongelluzzo is senior vice president and portfolio manager on the Tax-Managed Equity team at Mellon Investments Corporation and BNY Wealth.  Mr. Mongelluzzo also is an employee of BNYM Investment Adviser and manages the portion of the fund's assets invested directly in large cap equity securities in his capacity as an employee of BNYM Investment Adviser.

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The following information supersedes and replaces the information in the third paragraph in the section "Fund Summary – BNY Mellon Mid Cap Multi-Strategy Fund – Portfolio Management" in the prospectus:

Michael Mongelluzzo is the primary portfolio manager responsible for the Mid Cap Tax-Sensitive Core Strategy, a position he has held since September 2023.  Mr. Mongelluzzo is senior vice president and portfolio manager on the Tax-Managed Equity team at Mellon Investments Corporation and BNY Wealth.  Mr. Mongelluzzo also is an employee of BNYM Investment Adviser and manages the portion of the fund's assets allocated to this strategy in his capacity as an employee of BNYM Investment Adviser.

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Effective January 1, 2025, the following chart supersedes and replaces certain portfolio manager information in the chart in the section "Fund Details – Management – Portfolio Managers" in the prospectus:

Michael Mongelluzzo has been a primary portfolio manager of BNY Mellon Mid Cap Multi-Strategy Fund with respect to Mid Cap Tax-Sensitive Core Strategy and BNY Mellon Asset Allocation Fund with respect to the portion of the fund's assets invested directly in large cap equity securities since September 2023 and December 2019, respectively.  Mr. Mongelluzzo is a portfolio manager on the Tax-Managed Equity team at Mellon Investments Corporation and BNY Wealth.  He has been employed by BNY Wealth since 2002 and by BNYM Investment Adviser since December 2019.

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